UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:				0001495703

CIK Confirmation Code (CCC):				yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					November 8, 2012
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:						66
Form 13F Information Table Value Total:						263,882
										(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds: Dow 30               CU               252787106     1103     8226 SH       Sole                                       8226
Powershares QQQ Trust Ser. 1   CU               73935A104     1234    17995 SH       Sole                                      17995
SPDR DJ Wilshire Intl. Real Es CU               78463X863      658    16762 SH       Sole                                      16762
SPDR DJ Wilshire REI ETF       CU               78464A607      595     8265 SH       Sole                                       8265
SPDR Gold Trust                CU               78463V107     2091    12162 SH       Sole                                      12162
SPDR S&P Int'l Small Cap       CU               78463X871     1910    69897 SH       Sole                                      69897
SPDR S&P500                    CU               78462F103    93478   649289 SH       Sole                                     649289
Schwab Intl Equity ETF         CU               808524805     1154    44710 SH       Sole                                      44710
Vanguard Dividend Appreciation CU               921908844     8247   138195 SH       Sole                                     138195
Vanguard High Dividend Yield I CU               921946406      228     4531 SH       Sole                                       4531
Vanguard MSCI EAFE ETF         CU               921943858    40065  1218524 SH       Sole                                    1218524
Vanguard MSCI Emerging Markets CU               922042858    13694   328231 SH       Sole                                     328231
Vanguard Mid-Cap ETF           CU               922908629    19121   235595 SH       Sole                                     235595
Vanguard REIT Index ETF        CU               922908553    14139   217632 SH       Sole                                     217632
Vanguard Small Cap             CU               922908751      998    12453 SH       Sole                                      12453
Vanguard TSM Vipers            CU               922908769      231     3143 SH       Sole                                       3143
iPath DJ AIG Agriculture Total CU               06739H206     1829    29667 SH       Sole                                      29667
iShares Dow Jones Select Divid CU               464287168      508     8806 SH       Sole                                       8806
iShares FTSE EPRA/NAREIT Globa CU               464288489     3603   115810 SH       Sole                                     115810
iShares MSCI Emrg Mkt.         CU               464287234      838    20274 SH       Sole                                      20274
iShares Russell 1000 Index     CU               464287622     6996    88024 SH       Sole                                      88024
iShares Russell 2000 Index     CU               464287655    13240   158678 SH       Sole                                     158678
iShares TR Trust S&P 500       CU               464288273     6315    43730 SH       Sole                                      43730
iShares Tr. MSCI EAFE Index Fu CU               464287465     4950    93402 SH       Sole                                      93402
1/100 Berkshire Hathaway Cl A  CS               084990175      265      200 SH       Sole                                        200
AT&T Inc. NEW (frmrly. SBC Com CS               00206R102      734    19462 SH       Sole                                      19462
Amazon.com, Inc.               CS               023135106      435     1711 SH       Sole                                       1711
Amgen, Inc.                    CS               031162100      598     7100 SH       Sole                                       7100
Ants Software.com              CS               037271103        0    14525 SH       Sole                                      14525
Apple Computer                 CS               037833100     3922     5880 SH       Sole                                       5880
Bank of America Corp.          CS               060505104      220    24949 SH       Sole                                      24949
Berkshire Hathaway Cl B        CS               084670207     1201    13621 SH       Sole                                      13621
Cadence Design Systems         CS               127387108      605    47033 SH       Sole                                      47033
Caterpillar Inc.               CS               149123101      352     4089 SH       Sole                                       4089
Chevron Corp.                  CS               166764100     1931    16566 SH       Sole                                      16566
Cisco Systems Inc.             CS               17275R102      996    52165 SH       Sole                                      52165
Exxon Mobil                    CS               30231G102     3528    38577 SH       Sole                                      38577
General Electric Co.           CS               369604103      978    43078 SH       Sole                                      43078
Geopetro Resources Co.         CS               37248H304        3    25000 SH       Sole                                      25000
Google                         CS               38259P508     1298     1721 SH       Sole                                       1721
Intel Corp.                    CS               458140100      638    28166 SH       Sole                                      28166
Intl Business Machines         CS               459200101      280     1351 SH       Sole                                       1351
Johnson & Johnson              CS               478160104      733    10630 SH       Sole                                      10630
Knoll Inc.                     CS               498904200      859    61600 SH       Sole                                      61600
Levon Resources Ltd. F         CS               527901102       26    60000 SH       Sole                                      60000
Manulife Insurance             CS               56501R106      246    20470 SH       Sole                                      20470
Marvell Tech. Group Ltd. F     CS               G5876H105      192    21000 SH       Sole                                      21000
Monitise PLC ORD F             CS               G6258F105       20    35000 SH       Sole                                      35000
NetApp                         CS               64110D104      229     6963 SH       Sole                                       6963
PG&E Corp                      CS               69331C108      297     6962 SH       Sole                                       6962
Patient Safety Techs Inc.      CS               70322H106       81    47000 SH       Sole                                      47000
Pepsico Inc.                   CS               713448108      418     5905 SH       Sole                                       5905
Pfizer Inc.                    CS               717081103      267    10750 SH       Sole                                      10750
Philip Morris Intl. Inc.       CS               718172109      567     6304 SH       Sole                                       6304
Proctor & Gamble               CS               742718109      516     7446 SH       Sole                                       7446
Qualcomm                       CS               747525103      371     5943 SH       Sole                                       5943
Quantum Corp. DLT & Storage    CS               747906204       24    15000 SH       Sole                                      15000
Renren Inc. ADR F Spon. Class  CS               759892102       40    10000 SH       Sole                                      10000
Repro Medical System Inc.      CS               759910102        6    25000 SH       Sole                                      25000
Robert Half Int'l.             CS               770323103     1097    41193 SH       Sole                                      41193
Royal Dutch Shell A ADRF Spons CS               780259206      421     6060 SH       Sole                                       6060
United Parcel Service          CS               911312106      435     6074 SH       Sole                                       6074
Verizon                        CS               92343V104      341     7489 SH       Sole                                       7489
Visa Inc. Cl. A                CS               92826C839      631     4699 SH       Sole                                       4699
Wal-Mart Stores                CS               931142103      256     3474 SH       Sole                                       3474
Wells Fargo & Company          CS               949746101      600    17364 SH       Sole                                      17364